Document and Entity Information	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	BALL CORPORATION
Entity Central Index Key	0000009389
Amendment Flag	false
401(K) AND EMPLOYEE STOCK OWNERSHIP PLAN
Document Information [Line Items]
Document Type	11-K
Amendment Flag	false